Cover	Nov. 29, 2022
Cover [Abstract]
Entity Registrant Name	SCANDIUM INTERNATIONAL MINING CORP.
Entity Central Index Key	0001408146
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 29, 2022
Entity File Number	000-54416
Entity Incorporation State Country Code	Z4
Entity Tax Identification Number	98-1009717
Entity Address Address Line 1	1390 Ione Pass Trail
Entity Address City Or Town	Reno
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89523
City Area Code	775
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	355-9500